Investment Objectives and Goals - The Gabelli Growth Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund primarily seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.